Other current and non-current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Trade and other receivables [abstract]
Prepaid expenses	€ 10,586	€ 12,920
Value added tax receivables	1,035	782
Other assets	18,592	14,870
Total	€ 30,213	€ 28,572